Non-Controlling Interest in Versus LLC (Details) - $ / shares	1 Months Ended
	Jun. 21, 2019	May 21, 2019	Dec. 31, 2018
Versus LLC [Member]
Non-Controlling Interest in Versus LLC (Details) [Line Items]
Ownership interest percentage			41.30%
Newco [Member]
Non-Controlling Interest in Versus LLC (Details) [Line Items]
Ownership interest percentage	0.30%	25.20%
Exchange of common shares	2,825	574,009
Purchase of warrants, shares	1,412	287,005
Exercise price (in Dollars per share)	$ 3.20	$ 3.20
Business combination, description	The common shares and the share purchase warrants were determined to have a fair value of $9,263 and $3,389, respectively. As a result, the Company increased its ownership interest to 66.8% and recorded the excess purchase price over net identifiable assets of $34,714 against reserves. The effect on non-controlling interest was a reduction of $22,061.	The common shares and the share purchase warrants were determined to have a fair value of $1,882,749 and $156,389, respectively. As a result, the Company increased its ownership interest to 66.5% and recorded the excess purchase price over net identifiable liabilities of $4,644,719 against reserves. The effect on non-controlling interest was a reduction of $2,605,582.